Matthews Pacific Tiger Fund	September 30, 2020

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 98.3%
	Shares	Value

CHINA/HONG KONG: 53.4%
Alibaba Group Holding, Ltd.[b]	13,528,500	$496,646,384
Tencent Holdings, Ltd.	6,959,000	470,034,451
Hong Kong Exchanges & Clearing, Ltd.	5,239,200	246,627,427
AIA Group, Ltd.	24,134,000	239,894,314
China Resources Land, Ltd.	45,468,000	207,371,575
China Resources Beer Holdings Co., Ltd.	32,627,775	200,396,093
Wuxi Biologics Cayman, Inc.[b,c,d]	7,670,000	187,976,887
Inner Mongolia Yili Industrial Group Co., Ltd. A Shares	31,574,808	179,968,609
Kweichow Moutai Co., Ltd. A Shares	657,173	162,271,320
Alibaba Group Holding, Ltd. ADR[b]	540,075	158,771,249
ENN Energy Holdings, Ltd.	11,747,300	128,906,088
China Tourism Group Duty Free Corp., Ltd. A Shares	3,858,978	127,276,269
Weichai Power Co., Ltd. A Shares	51,402,326	114,854,156
Jiangsu Hengrui Medicine Co., Ltd. A Shares	8,525,841	113,320,005
Ping An Insurance Group Co. of China, Ltd. H Shares	10,834,000	112,466,109
Midea Group Co., Ltd. A Shares	9,549,516	102,756,700
Topsports International Holdings, Ltd.[c,d]	73,548,000	102,250,524
Yum China Holdings, Inc.	1,741,201	92,196,593
China East Education Holdings, Ltd.[c,d]	40,962,000	89,263,059
Kingdee International Software Group Co., Ltd.	29,295,000	76,410,257
Tencent Music Entertainment Group ADR[b]	4,655,200	68,757,304
Fuyao Glass Industry Group Co., Ltd. H Shares[c,d]	18,197,200	67,069,807
Guotai Junan Securities Co., Ltd. H Shares[c,d]	40,025,400	55,867,573
CITIC Securities Co., Ltd. H Shares	24,145,500	54,306,574
Shenzhen New Industries Biomedical Engineering Co., Ltd. A Shares	1,906,007	46,806,097
Midea Group Co., Ltd. A Shares	4,206,937	45,089,234
TravelSky Technology, Ltd. H Shares	9,201,000	19,776,017
Ming Yuan Cloud Group Holdings, Ltd.[b]	4,583,175	17,149,835
Total China/Hong Kong		3,984,480,510

SOUTH KOREA: 11.4%
Samsung Electronics Co., Ltd.	7,740,710	384,281,062
NAVER Corp.	996,259	253,170,495
LG Chem Ltd.	266,688	148,857,200
NCSoft Corp.	75,867	52,282,487
Orion Holdings Corp.	887,856	9,217,277
Total South Korea		847,808,521

TAIWAN: 11.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	22,949,000	345,246,553
MediaTek, Inc.	7,374,000	156,247,477
President Chain Store Corp.	13,620,608	123,976,373
Realtek Semiconductor Corp.	8,944,000	114,647,259
Delta Electronics, Inc.	9,973,182	65,488,337
ASMedia Technology, Inc.	825,000	41,829,446
Total Taiwan		847,435,445

INDIA: 10.4%
Housing Development Finance Corp., Ltd.	5,575,438	132,152,923
Tata Power Co., Ltd.†	165,179,377	119,767,266

	Shares	Value
Dabur India, Ltd.	16,112,505	$111,686,553
Titan Co., Ltd.	6,423,426	104,855,505
Kotak Mahindra Bank, Ltd.[b]	5,354,922	92,457,687
Tata Consultancy Services, Ltd.	2,303,129	77,920,455
Container Corp. of India, Ltd.	13,201,804	65,853,672
Info Edge India, Ltd.	933,956	46,111,561
PVR, Ltd.	1,654,065	27,157,206
Total India		777,962,828

INDONESIA: 3.9%
PT Bank Central Asia	59,006,900	107,711,523
PT Indofood CBP Sukses Makmur	147,199,100	99,773,198
PT Mitra Keluarga Karyasehat[d]	358,729,800	59,106,548
PT Telekomunikasi Indonesia Persero	159,369,000	27,517,264
Total Indonesia		294,108,533

PHILIPPINES: 2.0%
SM Prime Holdings, Inc.	183,509,671	111,833,557
GT Capital Holdings, Inc.	4,172,793	33,397,200
Total Philippines		145,230,757

THAILAND: 1.4%
Central Pattana Public Co., Ltd.	79,206,500	106,849,960
Total Thailand		106,849,960

VIETNAM: 1.2%
Vietnam Dairy Products JSC	19,619,028	92,837,370
Total Vietnam		92,837,370

SINGAPORE: 1.2%
Venture Corp., Ltd.	4,577,200	64,991,724
SATS, Ltd.	11,997,200	25,055,098
Total Singapore		90,046,822

SWITZERLAND: 1.1%
DKSH Holding AG	1,205,040	83,948,881
Total Switzerland		83,948,881

MALAYSIA: 0.9%
IHH Healthcare BHD	50,774,600	63,706,159
Total Malaysia		63,706,159

TOTAL INVESTMENTS: 98.3%		7,334,415,786
(Cost $4,681,864,537)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 1.7%		124,610,028

NET ASSETS: 100.0%		$7,459,025,814

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Matthews Pacific Tiger Fund	September 30, 2020

Schedule of Investments[a] (unaudited) (continued)

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	Non-income producing security.

c

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2020, the aggregate value is $502,427,850, which is 6.74% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)

ADR	American Depositary Receipt

BHD	Berhad

JSC	Joint Stock Co.

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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